CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 244,383	$ 275,093	$ 248,920
Cost of revenues:
Total cost of revenues	86,034	96,315	78,029
Gross profit	158,349	178,778	170,891
Operating expenses:
Research and development, net	57,169	59,842	53,396
Selling and marketing	70,243	70,123	62,057
General and administrative	16,513	17,494	15,914
Total operating expenses	143,925	147,459	131,367
Operating income	14,424	31,319	39,524
Financial income (expenses), net	(52)	2,864	123
Income before taxes on income	14,372	34,183	39,647
Taxes on income	5,592	5,717	5,896
Net income	$ 8,780	$ 28,466	$ 33,751
Earnings per share:
Basic	$ 0.28	$ 0.89	$ 1.03
Diluted	$ 0.28	$ 0.88	$ 1.00
Weighted average number of shares used in computations of earnings per share:
Basic	31,400,900	31,849,422	32,703,478
Diluted	31,578,713	32,500,141	33,845,559
Products
Revenues:
Revenues	$ 123,991	$ 164,302	$ 155,089
Cost of revenues:
Cost of revenues	47,964	63,686	52,750
Services
Revenues:
Revenues	120,392	110,791	93,831
Cost of revenues:
Cost of revenues	$ 38,070	$ 32,629	$ 25,279